5.MINERAL PROPERTY COMMITMENTS - RELATED PARTY (Details) - Work Commitment (USD $)	Jul. 28, 2012
Work Commitment [Abstract]0
First Lease Year	$ 5,000
Second Lease Year	10,000
Third Lease Year	25,000
Fourth Lease Year	50,000
Fifth Lease Year and thereafter	$ 100,000